Investment Objectives and Goals	Apr. 30, 2025
NAA ALL CAP VALUE SERIES
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA ALL CAP VALUE SERIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA All Cap Value Series (the “Fund”) seeks long-term capital growth.
NAA LARGE CAP VALUE SERIES
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA LARGE CAP VALUE SERIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Large Cap Value Series (the “Fund”) seeks long-term capital growth.
NAA LARGE CORE SERIES
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA LARGE CORE SERIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Large Core Series (the “Fund”) seeks long-term capital growth.
NAA LARGE GROWTH SERIES
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA LARGE GROWTH SERIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Large Growth Series (the “Fund”) seeks long-term capital growth.
NAA MID GROWTH SERIES
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA MID GROWTH SERIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Mid Growth Series (the “Fund”) seeks long-term capital growth.
NAA SMALL CAP VALUE SERIES
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA SMALL CAP VALUE SERIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Small Cap Value Series (the “Fund”) seeks long-term capital appreciation.
NAA SMALL GROWTH SERIES
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA SMALL GROWTH SERIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Small Growth Series (the “Fund”) seeks long-term capital growth.
NAA SMID-CAP VALUE SERIES
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA SMID-CAP VALUE SERIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA SMid-Cap Value Series (the “Fund”) seeks long-term capital growth.
NAA WORLD EQUITY INCOME SERIES
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA WORLD EQUITY INCOME SERIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA World Equity Income Series (the “Fund”) seeks total return comprised of capital appreciation and current income.